UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 144.9% (97.6% of Total Investments)

	COMMON STOCKS – 103.6% (69.8% of Total Investments)

	Air Freight & Logistics – 1.8%

93,900	Deutsche Post AG, (2)	$3,338,553

	Airlines – 3.1%

97,760	Delta Air Lines, Inc., (3)	5,653,461

	Automobiles – 1.6%

46,230	Daimler AG, (2)	2,913,519

	Banks – 18.7%

1,099,955	AIB Group PLC, (2)	5,621,961
361,987	Bank of Ireland Group PLC	2,803,302
85,400	CIT Group Inc., (3)	4,407,494
91,700	Citigroup Inc., (3)	6,578,558
454,465	ING Groep N.V, ADR	5,894,411
27,312	JPMorgan Chase & Co.	3,081,886
57,525	The Bank of NT Butterfield and Son Limited, (3)	2,983,247
1,838,500	Unicaja Banco SA, 144A, (2)	2,995,380
	Total Banks	34,366,239

	Biotechnology – 1.9%

45,360	Gilead Sciences, Inc.	3,502,246

	Capital Markets – 6.6%

57,570	Aurelius AG, (2)	3,038,713
505,700	Daiwa Securities Group Inc., (2)	3,075,541
228,980	Deutsche Boerse AG, ADR, (2), (3)	3,053,448
187,900	UBS Group AG, (2)	2,966,684
	Total Capital Markets	12,134,386

	Chemicals – 3.6%

103,250	DowDuPont, Inc., (3)	6,640,008

	Diversified Financial Services – 1.4%

316,290	Challenger Limited, (2)	2,559,224

	Diversified Telecommunication Services – 3.8%

101,445	Nippon Telegraph and Telephone Corporation, ADR, (2)	4,569,590
246,325	Telefonica Brasil SA	2,390,942
	Total Diversified Telecommunication Services	6,960,532

	Electric Utilities – 2.6%

130,920	FirstEnergy Corp.	4,866,296

	Electrical Equipment – 1.6%

34,800	Eaton PLC, (3)	3,018,204

	Energy Equipment & Services – 0.0%

2,378	Ocean Rig UDW Inc., (4)	82,326

	Equity Real Estate Investment Trusts – 1.0%

288,660	Colony Capital Inc.	1,757,939

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Food Products – 1.7%

378,934	Orkla ASA, ADR, (3)	$3,192,519

	Gas Utilities – 1.7%

580,700	Italgas SPA, (2)	3,150,151

	Health Care Providers & Services – 0.0%

6,594	Millennium Health LLC, (2), (4)	350
6,140	Millennium Health LLC, (4), (5)	12,115
5,767	Millennium Health LLC, (4), (5)	10,802
	Total Health Care Providers & Services	23,267

	Household Durables – 1.9%

232,400	Sekisui House, Ltd., (2)	3,543,925

	Industrial Conglomerates – 2.3%

33,455	Siemens AG, (2)	4,277,676

	Insurance – 9.6%

84,899	Ageas, (2)	4,564,058
159,059	Allinaz S.E, ADR, (2), (3)	3,525,543
52,585	CNA Financial Corporation, (3)	2,400,505
83,855	NN Group NV, (2)	3,742,655
25,435	RenaissanceRe Holdings, Limited, (3)	3,397,607
	Total Insurance	17,630,368

	Media – 1.9%

6,308	Cumulus Media Inc., (4)	107,741
2,099	Metro-Goldwyn-Mayer, (2), (4)	182,351
3,184	Tribune Media Company, (2)	1,592
92,700	Viacom Inc., Class B, (3)	3,129,552
	Total Media	3,421,236

	Multi-Utilities – 2.4%

221,400	Veolia Environment S.A., (2)	4,417,954

	Oil, Gas & Consumable Fuels – 8.5%

25,825	Chevron Corporation	3,157,881
214,750	Enterprise Products Partnership LP, (3)	6,169,768
388	Fieldwood Energy Inc., (2), (4)	19,788
1,923	Fieldwood Energy Inc., (4), (5)	84,974
262	HGIM Corp., (2), (4)	13,886
9	Southcross Holdings Borrower LP, (2), (4)	2,025
79,400	Suncor Energy Inc.	3,071,986
48,050	Total SA, Sponsored ADR	3,093,940
	Total Oil, Gas & Consumable Fuels	15,614,248

	Pharmaceuticals – 8.2%

74,700	AstraZeneca PLC, ADR, (3)	2,955,879
36,650	Bayer AG, (2)	3,250,880
145,900	GlaxoSmithKline PLC, ADR, (3)	5,860,803
100,790	Roche Holdings AG, Sponsored ADR, (2), (3)	3,039,826
	Total Pharmaceuticals	15,107,388

	Real Estate Management & Development – 2.8%

404,900	Great Eagle Holdings Limited, (2)	2,022,454
1,773,500	Sino Land Company Limited, (2)	3,038,379
	Total Real Estate Management & Development	5,060,833

	Semiconductors & Semiconductor Equipment – 2.6%

175,000	Cypress Semiconductor Corporation	2,535,750
100,910	Infineon Technologies AG, (2)	2,296,294
	Total Semiconductors & Semiconductor Equipment	4,832,044

Shares	Description (1)						Value

	Software – 6.4%

37,676	Microsoft Corporation, (3)						$4,309,004
143,375	Oracle Corporation						7,392,415
	Total Software						11,701,419

	Specialty Retail – 1.5%

801,750	Kingfisher PLC, (2)						2,710,896

	Technology Hardware, Storage & Peripherals – 1.5%

81,900	Samsung Electronics Company Limited, (2)						2,793,383

	Tobacco – 2.9%

151,985	Imperial Brands PLC, ADR, (2), (3)						5,274,639
	Total Common Stocks (cost $167,367,225)						190,544,879

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 25.8% (17.4% of Total Investments) (6)

	Aerospace & Defense – 0.3%

$489	Transdigm, Inc., Term Loan F	4.742%	1-Month LIBOR	2.500%	6/09/23	Ba2	$491,169

	Airlines – 0.3%

495	American Airlines, Inc., Term Loan B	4.158%	1-Month LIBOR	2.000%	12/14/23	BB+	493,042

	Biotechnology – 0.4%

739	Grifols, Inc., Term Loan B	4.417%	1-Week LIBOR	2.250%	1/31/25	BB+	743,452

	Building Products – 0.2%

432	Quikrete Holdings, Inc., Term Loan B	4.992%	1-Month LIBOR	2.750%	11/15/23	BB–	433,813

	Capital Markets – 0.3%

480	RPI Finance Trust, Term Loan B6	4.386%	3-Month LIBOR	2.000%	3/27/23	BBB–	482,197

	Chemicals – 1.0%

652	Axalta Coating Systems, Term Loan, First Lien	4.136%	3-Month LIBOR	1.750%	6/01/24	BBB–	653,806
484	H.B. Fuller Company, Term Loan B	4.165%	1-Month LIBOR	2.000%	10/22/24	BB+	483,730
199	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	200,617
590	Univar, Inc., Term Loan B	4.492%	1-Month LIBOR	2.250%	7/01/24	BB	592,404
1,925	Total Chemicals						1,930,557

	Commercial Services & Supplies – 0.1%

43	West Corporation, Incremental Term Loan B1	5.742%	1-Month LIBOR	3.500%	10/10/24	Ba3	42,355
160	West Corporation, Term Loan B	6.242%	1-Month LIBOR	4.000%	10/10/24	BB+	159,400
203	Total Commercial Services & Supplies						201,755

	Communications Equipment – 0.1%

105	CommScope, Inc., Term Loan B	4.242%	1-Month LIBOR	2.000%	12/29/22	Baa3	105,969

	Containers & Packaging – 0.9%

349	Berry Global, Inc., Term Loan Q	4.186%	2-Month LIBOR	2.000%	10/01/22	BBB–	350,500
1,251	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.992%	1-Month LIBOR	2.750%	2/05/23	B+	1,258,175
1,600	Total Containers & Packaging						1,608,675

	Diversified Financial Services – 0.4%

250	Refinitiv, Term Loan B, (WI/DD)	6.006%	TBD	TBD	TBD	B	249,740
169	Travelport LLC, Term Loan B	4.814%	3-Month LIBOR	2.500%	3/17/25	B+	168,795
378	Veritas US, Inc., Term Loan B1	6.778%	1-Month LIBOR	4.500%	1/27/23	B	369,029
797	Total Diversified Financial Services						787,564

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Diversified Telecommunication Services – 0.9%

$992	CenturyLink, Inc., Term Loan B	4.992%	1-Month LIBOR	2.750%	1/31/25	BBB–	$986,793
261	Intelsat Jackson Holdings, S.A., Term Loan B	5.980%	1-Month LIBOR	3.750%	11/30/23	B1	262,312
40	Intelsat Jackson Holdings, S.A., Term Loan B4	6.730%	1-Month LIBOR	4.500%	1/02/24	B1	42,150
64	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	66,864
261	WideOpenWest Finance LLC, Term Loan B	5.408%	1-Month LIBOR	3.250%	8/18/23	B	256,569
1,618	Total Diversified Telecommunication Services						1,614,688

	Electric Utilities – 0.3%

400	Vistra Operations Co., Term Loan B1	4.242%	1-Month LIBOR	2.000%	8/01/23	BBB–	401,018
206	Vistra Operations Co., Term Loan B3	4.181%	1-Month LIBOR	2.000%	12/31/25	BBB–	206,252
606	Total Electric Utilities						607,270

	Energy Equipment & Services – 0.2%

15	Ocean Rig UDW, Inc., Term Loan	0.000%	N/A	N/A	9/20/24	Caa1	15,708
333	Verscend Technologies, Tern Loan B	6.742%	1-Month LIBOR	4.500%	8/27/25	B+	336,736
348	Total Energy Equipment & Services						352,444

	Equity Real Estate Investment Trusts – 0.2%

324	Communications Sales & Leasing, Inc., Shortfall Term Loan	5.242%	1-Month LIBOR	3.000%	10/24/22	BB+	310,426

	Food & Staples Retailing – 0.4%

807	Albertson’s LLC, Term Loan B4	4.992%	1-Month LIBOR	2.750%	8/25/21	Ba2	808,638

	Food Products – 0.6%

480	Jacobs Douwe Egberts, Term Loan B	4.625%	3-Month LIBOR	2.250%	7/01/22	BB	484,026
574	US Foods, Inc., Term Loan B	4.242%	1-Month LIBOR	2.000%	6/27/23	BBB–	577,147
1,054	Total Food Products						1,061,173

	Health Care Equipment & Supplies – 0.2%

439	Acelity, Term Loan B	5.636%	3-Month LIBOR	3.250%	2/02/24	B1	441,610

	Health Care Providers & Services – 1.5%

86	Air Medical Group Holdings, Inc., Term Loan B	6.415%	1-Month LIBOR	4.250%	3/14/25	B1	86,112
251	Community Health Systems, Inc., Term Loan H	5.563%	3-Month LIBOR	3.250%	1/27/21	B	248,673
796	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	4.992%	1-Month LIBOR	2.750%	6/24/21	BBB–	800,146
1,233	HCA, Inc., Term Loan B10	4.242%	1-Month LIBOR	2.000%	3/13/25	BBB–	1,243,440
47	HCA, Inc., Term Loan B11	3.992%	1-Month LIBOR	1.750%	3/17/23	BBB–	46,996
325	Millennium Laboratories, Inc., Term Loan B, First Lien	8.742%	1-Month LIBOR	6.500%	12/21/20	CCC+	182,619
249	PharMerica, Term Loan, First Lien	5.648%	1-Month LIBOR	3.500%	12/06/24	B1	250,733
2,987	Total Health Care Providers & Services						2,858,719

	Health Care Technology – 0.4%

731	Emdeon, Inc., Term Loan	4.992%	1-Month LIBOR	2.750%	3/01/24	Ba3	734,508

	Hotels, Restaurants & Leisure – 3.2%

466	Aramark Corporation, Term Loan	4.084%	3-Month LIBOR	1.750%	3/11/25	BBB–	468,371
1,262	Burger King Corporation, Term Loan B3	4.492%	1-Month LIBOR	2.250%	2/16/24	Ba3	1,264,471
744	Caesars Resort Collection, Term Loan, First Lien	4.992%	1-Month LIBOR	2.750%	12/23/24	BB	749,288
467	Hilton Hotels, Term Loan B	3.966%	1-Month LIBOR	1.750%	10/25/23	BBB–	469,920
500	Marriott Ownership Resorts, Term Loan B	4.492%	1-Month LIBOR	2.250%	8/29/25	BBB–	505,000
731	MGM Growth Properties, Term Loan B	4.242%	1-Month LIBOR	2.000%	4/25/25	BB+	733,020
1,123	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.242%	1-Month LIBOR	3.000%	4/01/24	B	1,122,497
490	YUM Brands, Term Loan B	3.915%	1-Month LIBOR	1.750%	4/03/25	BBB–	491,290
5,783	Total Hotels, Restaurants & Leisure						5,803,857

	Household Products – 0.2%

340	Spectrum Brands, Inc, Refinanced Term Loan	4.349%	3-Month LIBOR	2.000%	6/23/22	BBB–	342,045

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Independent Power & Renewable Electricity Producers – 0.3%

$497	NRG Energy, Inc., Term Loan B	4.136%	3-Month LIBOR	1.750%	6/30/23	BBB–	$498,545

	Internet & Direct Marketing Retail – 0.3%

499	Uber Technologies, Inc., Term Loan	6.120%	1-Month LIBOR	4.000%	4/04/25	N/R	502,725

	IT Services – 2.2%

825	First Data Corporation, Term Loan, First Lien	4.212%	1-Month LIBOR	2.000%	4/26/24	BB+	826,569
366	Gartner, Inc., Term Loan A	3.992%	1-Month LIBOR	1.750%	3/21/22	Ba1	368,733
978	Leidos Holdings, Inc., Term Loan B	4.000%	1-Month LIBOR	1.750%	8/22/25	BBB–	982,781
494	Tempo Acquisition LLC, Term Loan B	5.242%	1-Month LIBOR	3.000%	5/01/24	B1	496,263
497	Vantiv LLC, Repriced Term Loan B4	3.884%	1-Month LIBOR	1.750%	8/09/24	BBB–	498,938
386	Vantiv LLC, Repriced Term Loan B3	3.884%	1-Month LIBOR	1.750%	10/14/23	BBB–	387,305
489	WEX, Inc., Term Loan B	4.492%	1-Month LIBOR	2.250%	7/01/23	BB–	491,262
4,035	Total IT Services						4,051,851

	Leisure Products – 0.3%

512	24 Hour Fitness Worldwide, Inc., Term Loan B	5.742%	1-Month LIBOR	3.500%	5/30/25	Ba3	515,867

	Life Sciences Tools & Services – 0.2%

305	Inventiv Health, Inc, Term Loan B	4.242%	1-Month LIBOR	2.000%	8/01/24	BB	305,583

	Machinery – 0.2%

209	Gates Global LLC, Term Loan B	4.992%	1-Month LIBOR	2.750%	4/01/24	B+	210,466
205	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.242%	1-Month LIBOR	2.000%	8/21/24	BB+	206,399
414	Total Machinery						416,865

	Marine – 0.1%

112	Harvey Gulf International Marine, Inc., Exit Term Loan	8.508%	6-Month LIBOR	6.000%	7/02/23	B	112,673

	Media – 3.8%

981	Cequel Communications LLC, Term Loan B	4.492%	1-Month LIBOR	2.250%	7/28/25	BB	982,382
475	Charter Communications Operating Holdings LLC, Term Loan B	4.250%	1-Month LIBOR	2.000%	4/30/25	BBB–	476,402
249	Cineworld Group PLC, Term Loan B	4.742%	1-Month LIBOR	2.500%	2/28/25	BB–	248,750
747	Clear Channel Communications, Inc., Tranche D, Term Loan, (11)	8.992%	N/A	N/A	1/30/19	CC	563,310
92	Clear Channel Communications, Inc., Term Loan E, (11)	9.797%	N/A	N/A	7/30/19	CC	69,255
494	Cumulus Media, Inc., Exit Term Loan	6.750%	1-Month LIBOR	4.500%	5/13/22	B	489,870
422	Lions Gate Entertainment Corp., Term Loan B	4.492%	1-Month LIBOR	2.250%	3/24/25	Ba2	423,068
591	Meredith, Term Loan B	5.242%	1-Month LIBOR	3.000%	1/31/25	BB	595,195
42	Nexstar Broadcasting Group, Term Loan	4.604%	1-Month LIBOR	2.500%	1/17/24	BB+	41,784
297	Nexstar Broadcasting Group, Term Loan B	4.604%	1-Month LIBOR	2.500%	1/17/24	BB+	298,604
500	Numericable Group S.A., Term Loan B13	6.158%	1-Month LIBOR	4.000%	8/14/26	B1	497,143
497	Sinclair Television Group, Term Loan B2	4.500%	1-Month LIBOR	2.250%	1/31/24	BB+	499,749
479	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.886%	3-Month LIBOR	3.500%	8/15/22	B	481,997
1,388	Univision Communications, Inc., Term Loan C5	4.992%	1-Month LIBOR	2.750%	3/15/24	BB–	1,352,657
7,254	Total Media						7,020,166

	Multiline Retail – 0.1%

249	EG America LLC, Term Loan, First Lien	6.386%	3-Month LIBOR	4.000%	2/07/25	B	249,567

	Oil, Gas & Consumable Fuels – 0.3%

208	Fieldwood Energy LLC, Exit Term Loan	7.492%	1-Month LIBOR	5.250%	4/11/22	BB–	209,847
281	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.492%	1-Month LIBOR	7.250%	4/11/23	B+	273,877
9	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC	8,749
498	Total Oil, Gas & Consumable Fuels						492,473

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Pharmaceuticals – 0.0%

$30	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.104%	1-Month LIBOR	3.000%	6/02/25	BB–	$29,998

	Professional Services – 0.7%

510	Formula One Group, Term Loan B	4.742%	1-Month LIBOR	2.500%	2/01/24	B+	506,372
393	Nielsen Finance LLC, Term Loan B4	4.133%	1-Month LIBOR	2.000%	10/04/23	BBB–	393,117
479	On Assignment, Inc., Term Loan B	4.242%	1-Month LIBOR	2.000%	4/02/25	BB	480,953
1,382	Total Professional Services						1,380,442

	Semiconductors & Semiconductor Equipment – 0.1%

228	Microchip Technology., Inc, Term Loan B	4.250%	1-Month LIBOR	2.000%	5/29/25	Baa3	228,153

	Software – 2.9%

472	BMC Software, Inc., Term Loan B, (WI/DD)	6.648%	TBD	TBD	TBD	B	476,809
719	Ellucian, Term Loan B, First Lien	5.636%	3-Month LIBOR	3.250%	9/30/22	B	723,019
607	Infor (US), Inc., Term Loan B	4.992%	3-Month LIBOR	2.750%	2/01/22	BB	609,511
288	McAfee LLC, Term Loan	6.742%	1-Month LIBOR	4.500%	9/30/24	B1	291,206
128	Micro Focus International PLC, New Term Loan	4.742%	1-Month LIBOR	2.500%	6/21/24	BB–	128,147
867	Micro Focus International PLC, Term Loan B	4.742%	1-Month LIBOR	2.500%	6/21/24	BB–	865,406
1,019	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.492%	1-Month LIBOR	2.250%	4/16/25	BB	1,021,599
396	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.492%	1-Month LIBOR	2.250%	4/16/25	BB	396,550
911	Tibco Software, Inc., Term Loan, First Lien	5.750%	1-Month LIBOR	3.500%	12/04/20	B1	916,194
5,407	Total Software						5,428,441

	Software – 0.3%

460	Petco Animal Supplies, Inc., Term Loan B1	5.592%	3-Month LIBOR	3.250%	1/26/23	B2	374,275
147	Petsmart Inc., Term Loan B, First Lien	5.120%	1-Month LIBOR	3.000%	3/11/22	B3	128,308
607	Total Specialty Retail						502,583

	Technology Hardware, Storage & Peripherals – 1.0%

738	Dell International LLC, Refinancing Term Loan B	4.250%	1-Month LIBOR	2.000%	9/07/23	BBB–	740,322
1,061	Western Digital, Term Loan B	3.992%	1-Month LIBOR	1.750%	4/29/23	Baa2	1,063,964
1,799	Total Technology Hardware, Storage & Peripherals						1,804,286

	Transportation Infrastructure – 0.5%

877	Avolon LLC, Term Loan B	4.165%	1-Month LIBOR	2.000%	1/15/25	BBB–	880,912

	Wireless Telecommunication Services – 0.4%

739	Sprint Corporation, Term Loan, First Lien	4.750%	1-Month LIBOR	2.500%	2/02/24	Ba2	741,520
$47,746	Total Variable Rate Senior Loan Interests (cost $47,708,651)						47,376,221

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (8)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.8% (4.6% of Total Investments)

	Automobiles – 0.3%

$655	General Motors Financial Company Inc.			5.750%	N/A (9)	BB+	$620,613

	Banks – 3.7%

425	Bank of America Corporation			6.500%	N/A (9)	BBB–	459,000
70	Bank of America Corporation			6.300%	N/A (9)	BBB–	75,425
625	CIT Group Inc., Series A			5.800%	N/A (9)	B+	615,625
700	Citigroup Inc.			6.250%	N/A (9)	BB+	730,625
225	Citigroup Inc.			5.800%	N/A (9)	BB+	229,725
375	Citizens Financial Group Inc.			5.500%	N/A (9)	BB+	384,458
50	Cobank Agricultural Credit Bank			6.250%	N/A (9)	BBB+	53,000
350	Huntington Bancshares Inc.			5.700%	N/A (9)	Baa3	346,937
500	JPMorgan Chase & Company			6.750%	N/A (9)	BBB	545,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (8)	Value

	Banks (continued)

$200	JPMorgan Chase & Company	6.100%	N/A (9)	BBB	$207,000
250	JPMorgan Chase & Company, (3-Month LIBOR reference rate + 3.470% spread), (10)	5.809%	N/A (9)	BBB	251,062
600	M&T Bank Corporation	6.450%	N/A (9)	Baa2	645,000
700	PNC Financial Services Inc.	6.750%	N/A (9)	Baa2	757,225
450	SunTrust Bank Inc.	5.625%	N/A (9)	Baa3	457,313
575	Wells Fargo & Company	5.875%	N/A (9)	Baa2	604,837
500	Zions Bancorporation	7.200%	N/A (9)	BB	535,000
6,595	Total Banks				6,897,857

	Capital Markets – 0.2%

275	Goldman Sachs Group Inc.	5.300%	N/A (9)	Ba1	275,137
125	Morgan Stanley	5.550%	N/A (9)	BB+	128,313
400	Total Capital Markets				403,450

	Consumer Finance – 0.3%

540	Capital One Financial Corporation	5.550%	N/A (9)	Baa3	549,450

	Diversified Financial Services – 0.5%

625	Discover Financial Services	5.500%	N/A (9)	BB–	617,187
225	Voya Financial Inc.	6.125%	N/A (9)	BB+	228,656
850	Total Diversified Financial Services				845,843

	Food Products – 1.3%

2,146	Land O’ Lakes Incorporated, 144A	8.000%	N/A (9)	BB	2,328,410

	Industrial Conglomerates – 0.4%

690	General Electric Capital Corporation	5.000%	N/A (9)	Baa1	672,664

	Insurance – 0.1%

250	Progressive Corp	5.375%	N/A (9)	BBB+	249,375
$12,126	Total $1,000 Par (or similar) Institutional Preferred (cost $12,334,685)				12,567,662

Shares	Description (1)	Coupon		Ratings (8)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 6.0% (4.0% of Total Investments)

	Banks – 2.0%

4,625	Cobank Agricultural Credit Bank, (2)	6.250%		BBB+	$481,000
3,250	Cobank Agricultural Credit Bank, (2)	6.125%		BBB+	325,813
8,622	Fifth Third Bancorp.	6.625%		Baa3	237,105
9,986	First Republic Bank of San Francisco	7.000%		BBB–	254,643
9,162	FNB Corporation	7.250%		Ba2	262,308
16,275	Huntington BancShares Inc.	6.250%		Baa3	418,919
8,950	KeyCorp Preferred Stock	6.125%		Baa3	239,234
14,700	People’s United Financial, Inc.	5.625%		BB+	378,525
18,844	Regions Financial Corporation	6.375%		BB+	499,554
19,300	U.S. Bancorp.	6.500%		A3	525,539
	Total Banks				3,622,640

	Capital Markets – 1.3%

19,400	Charles Schwab Corporation	6.000%		BBB	498,192
8,046	Charles Schwab Corporation	5.950%		BBB	205,012
25,555	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	639,386
20,225	Morgan Stanley	7.125%		BB+	568,120
4,700	Morgan Stanley	6.375%		BB+	125,584
13,400	Stifel Financial Corporation	6.250%		BB–	338,886
	Total Capital Markets				2,375,180

	Consumer Finance – 0.8%

12,800	Capital One Financial Corporation	6.700%		Baa3	334,336
46,000	GMAC Capital Trust I	8.414%		B+	1,209,800
	Total Consumer Finance				1,544,136

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)		Coupon		Ratings (8)	Value

	Food Products – 0.5%

5,757	CHS Inc.		7.875%		N/R	$162,290
12,132	CHS Inc.		7.100%		N/R	327,321
13,905	CHS Inc.		6.750%		N/R	364,728
	Total Food Products					854,339

	Insurance – 0.9%

25,089	Allstate Corporation		6.750%		BBB–	626,472
13,500	Enstar Group Ltd		7.000%		BB+	356,400
1,470	National General Holding Company		7.500%		N/R	36,662
8,175	National General Holding Company		7.500%		N/R	202,086
13,882	PartnerRe Limited		7.250%		Baa2	374,814
	Total Insurance					1,596,434

	Thrifts & Mortgage Finance – 0.5%

24,550	Federal Agricultural Mortgage Corporation		6.875%		N/R	642,719
13,900	New York Community Bancorp Inc.		6.375%		Ba1	371,130
	Total Thrifts & Mortgage Finance					1,013,849
	Total $25 Par (or similar) Retail Preferred (cost $10,583,887)					11,006,578

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value

	STRUCTURED NOTES – 2.1% (1.4% of Total Investments)

6,200	Goldman Sachs Finance Corp., Mandatory Exchangeable Notes Linked to Common Stock of Coherent, Inc. (Cap 120.50% of Issue Price), 144A	10.000%	$168.2340	$202.7220	11/21/18	$1,060,834
5,257	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to Common Stock of Broadcom, Inc. (Cap 113.00% of Issue Price), 144A	10.000%	$209.2547	$236.4578	1/23/19	1,210,687
37,000	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to Common Stock of EQT Corporation (Cap 114.20% of Issue Price), 144A	8.000%	$55.0950	$62.9180	12/27/18	1,663,890
	Total Structured Notes (cost $4,125,194)					3,935,411

Shares	Description (1)		Coupon		Ratings (8)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.5% (0.3% of Total Investments)

	Banks – 0.5%

375	Bank of America Corporation		7.250%		BBB–	$485,344
275	Wells Fargo & Company		7.500%		Baa2	354,992
650	Total Convertible Preferred Securities (cost $783,388)					840,336

Principal Amount (000)	Description (1)		Coupon	Maturity	Ratings (8)	Value

	CORPORATE BONDS – 0.1% (0.1% of Total Investments)

	Food Products – 0.1%

$125	Land O’ Lakes Incorporated, 144A		7.000%	12/15/66	BB	$126,562

	Media – 0.0%

133	iHeartCommunications, Inc., (11)		9.000%	12/15/19	CC	100,083
$258	Total Corporate Bonds (cost $249,437)					226,645

Shares	Description (1)					Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Marine – 0.0%

1,176	HGIM Corp, (2)					$63,504
	Total Warrants (cost $47,040)					63,504
	Total Long-Term Investments (cost $243,199,507)					266,561,236

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.5% (2.4% of Total Investments)

	REPURCHASE AGREEMENTS – 3.2% (2.2% of Total Investments)

$5,815	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $5,815,997, collateralized by $5,490,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $5,933,076	1.050%	10/01/18	$5,815,488

	INVESTMENT COMPANIES – 0.3% (0.2% of Total Investments)

630,489	Blackrock Liquidity Funds T-Fund Portfolio, (12)	2.031% (13)	N/A	630,489
	Total Short-Term Investments (cost $6,445,977)			6,445,977
	Total Investments (cost $249,645,484) – 148.4%			273,007,213
	Borrowings – (48.4)% (14), (15)			(89,000,000)
	Other Assets Less Liabilities – (0.0)% (16)			(54,517)
	Net Assets Applicable to Common Shares – 100%			$183,952,696

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (17)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation Depreciation)
JPMorgan Chase Bank, N.A.	$41,800,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$2,316,909	$2,316,909

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$104,435,670	$86,001,318	$107,891	$190,544,879
Variable Rate Senior Loan Interests	—	47,376,221	—	47,376,221
$1,000 Par (or similar) Institutional Preferred	—	12,567,662	—	12,567,662
$25 Par (or similar) Retail Preferred	10,199,765	806,813	—	11,006,578
Structured Notes	—	3,935,411	—	3,935,411
Convertible Preferred Securities	840,336	—	—	840,336
Corporate Bonds	—	226,645	—	226,645
Warrants	63,504	—	—	63,504

Short-Term Investments:
Repurchase Agreements	—	5,815,488	—	5,815,488
Investment Companies	630,489	—	—	630,489

Investments in Derivatives:
Interest Rate Swaps*	—	2,316,909	—	2,316,909
Total	$116,106,260	$159,109,971	$107,891	$275,324,122
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$8,386,763	$(11,514,555)	$11,514,555	$(8,386,763)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of Investments	$251,269,974
Gross unrealized:
Appreciation	$32,110,614
Depreciation	(10,373,375)
Net unrealized appreciation (depreciation) of investments	$21,737,239

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	2,316,909

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $72,232,480.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)

Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investments are classified as Level 3 unless otherwise noted.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(9)	Perpetual security. Maturity date is not applicable.

(10)	Variable rate security. The rate shown is the coupon as of the reporting period.

(11)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(13)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(14)	Borrowings as a percentage of Total Investments is 32.6%.

(15)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $194,915,195 have been pledged as collateral for borrowings.

(16)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(17)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

LIBOR	London Inter-Bank Offered Rate

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018